7. ASSET RETIREMENT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
	Years Ended December 31,
	2016	2015
Asset retirement obligations at December 31, 2014	$128,301	$138,049
Accretion expense	6,566	13,622
Liabilities incurred	–	–
Change in estimated obligations	–	–
Asset retirement obligations at December 31, 2009	134,867	151,671
Less: current retirement obligations	–	–
Change due to foreign exchange	3,861	(23,370)
Long-term retirement obligations	$138,728	$128,301